Nationwide Life Insurance Company
• Nationwide Variable Account – II
• Nationwide Variable Account – 4
• Nationwide Variable Account – 7
• Nationwide Variable Account – 9
• Nationwide Variable Account – 12

Prospectus supplement dated September 18, 2009 to
Prospectus dated May 1, 2009

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

All references in your prospectus to "bonus credit" are deleted and replaced with "extra value credit(s)".

For further information or forms, please contact Nationwide at:

Nationwide Life Insurance Company
One Nationwide Plaza, RR1-04-F4
Columbus, Ohio 43215
1-800-848-6331
TDD: 1-800-238-3035